Annual Fund Operating Expenses	Dec. 31, 2025
Penn Capital Short Duration High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Penn Capital Short Duration High Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.82%)	[1]
Net Expenses (as a percentage of Assets)	0.54%
Penn Capital Special Situations Small Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Penn Capital Special Situations Small Cap Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.66%)	[2]
Net Expenses (as a percentage of Assets)	1.09%
P/E Global Enhanced International Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
P/E Global Enhanced International Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.64%	[3]
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.59%)	[5]
Net Expenses (as a percentage of Assets)	1.03%
P/E Global Enhanced International Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.64%	[3]
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.59%)	[5]
Net Expenses (as a percentage of Assets)	1.28%
P/E Global Enhanced International Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.64%	[3]
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.59%)	[5]
Net Expenses (as a percentage of Assets)	1.28%
Torray Equity Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Torray Equity Income Fund | Torray Equity Income Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.95%
Longview Advantage ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Longview Advantage ETF | Longview Advantage ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.10%)	[7]
Net Expenses (as a percentage of Assets)	0.24%
Tweedy, Browne Insider + Value ETF | Tweedy, Browne Insider + Value ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.09%	[8]
Expenses (as a percentage of Assets)	0.89%
Tweedy, Browne International Insider + Value ETF | Tweedy, Browne International Insider + Value ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	0.80%
Advent Convertible Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Advent Convertible Bond ETF | Advent Convertible Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.15%)	[11]
Net Expenses (as a percentage of Assets)	0.65%
First Eagle Global Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
First Eagle Global Equity ETF | First Eagle Global Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.29%)	[13]
Net Expenses (as a percentage of Assets)	0.50%
First Eagle Overseas Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
First Eagle Overseas Equity ETF | First Eagle Overseas Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.29%)	[15]
Net Expenses (as a percentage of Assets)	0.50%
Twin Oak Enhanced Credit ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Twin Oak Enhanced Credit ETF | Twin Oak Enhanced Credit ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%	[16]
Other Expenses (as a percentage of Assets):	0.00%	[17]
Acquired Fund Fees and Expenses	0.20%	[18]
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.29%)	[19]
Net Expenses (as a percentage of Assets)	0.90%
Twin Oak Active Opportunities II ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Twin Oak Active Opportunities II ETF | Twin Oak Active Opportunities II ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%	[20]
Other Expenses (as a percentage of Assets):	0.00%	[21]
Acquired Fund Fees and Expenses	0.05%	[22]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.70%)	[23]
Net Expenses (as a percentage of Assets)	0.25%
Twin Oak Active Opportunities III ETF | Twin Oak Active Opportunities III ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%	[24]
Other Expenses (as a percentage of Assets):	0.00%	[25]
Acquired Fund Fees and Expenses	0.05%	[26]
Expenses (as a percentage of Assets)	0.95%
Twin Oak Endure ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Twin Oak Endure ETF | Twin Oak Endure ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[27]
Expenses (as a percentage of Assets)	0.75%	[28]
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	0.49%
MUFG Japan Small Cap Active ETF | MUFG Japan Small Cap Active ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[29]
Expenses (as a percentage of Assets)	0.85%

[1]	The RBB Fund Trust (the “Trust”) and Penn Capital Management Company, LLC (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending December 31, 2026 do not exceed 0.54% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.
[2]	The RBB Fund Trust (the “Trust”) and Penn Capital Management Company, LLC (the “Advisor”), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending December 31, 2026, do not exceed 1.09% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the month of the fee waiver or payment, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor.
[3]	“Other Expenses” for Investor Class Shares and Class A Shares, each of which had not commenced operations as of the date of this Prospectus, are estimated for the current fiscal year.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE. AFFE are based on estimated amounts for the current fiscal year.
[5]	P/E Global LLC (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.00%, 1.25%, and 1.25% of the Fund’s average daily net assets for Institutional Class Shares, Investor Class Shares, and Class A Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.00%, 1.25%, and 1.25%, as applicable: AFFE, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board of Trustees of The RBB Fund Trust (the “Trust”). If at any time the Fund’s Total Annual Fund Operating Expenses (not including AFFE, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.00%, 1.25%, and 1.25%, as applicable, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, and (ii) the current expense limitations.
[6]	Torray Investment Partners LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s total annual operating expenses (excluding AFFE, short sale dividend expenses, extraordinary items, interest expense or taxes) to 0.95% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). The Adviser is permitted to recoup any fees it has waived or deferred or expenses it has borne pursuant to an expense limitation agreement to the extent that the Fund’s expenses (after any repayment is taken into account) do not exceed both of (i) the expense limitations that were in effect at the time of the waiver or reimbursement, and (ii) the current expense limitations. The Board must approve any recoupment payment made to the Adviser. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after date on which the fees and expenses were waived or deferred.
[7]	Hill Investment Group Partners, LLC d/b/a Longview Research Partners (the “Adviser”) has contractually agreed to limit the management fees charged to the Fund to 0.15% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2026 and may not be terminated prior to that date without approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”).
[8]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[9]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[10]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[11]	Advent Capital Management, LLC (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.65% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement to exceed 0.65%, as applicable: acquired fund fees and expenses, if any, brokerage commissions, extraordinary items, interest, and taxes. These contractual limitations are in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”).
[12]	“Other Expenses” are estimated for the current fiscal year.
[13]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.50% of the Fund’s average daily net assets. These contractual limitations are in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”).
[14]	“Other Expenses” are estimated for the current fiscal year.
[15]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.50% of the Fund’s average daily net assets. These contractual limitations are in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”).
[16]	The Fund’s Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[17]	“Other Expenses” are estimated for the current fiscal year.
[18]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[19]	The RBB Fund Trust (the “Trust”) and Twin Oak ETF Company (“Twin Oak” or the “Adviser”), have entered into an expense limitation agreement under which the Adviser has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, brokerage fees, certain insurance costs, 12b-1 fees (if any), and extraordinary and other non-routine expenses) through the period ending December 31, 2026 do not exceed 0.70% of Shares. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Adviser.
[20]	The Fund’s Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[21]	“Other Expenses” are estimated for the current fiscal year.
[22]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[23]	The RBB Fund Trust (the “Trust”) and Twin Oak ETF Company (“Twin Oak” or the “Adviser”), have entered into an expense limitation agreement under which the Adviser has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, brokerage fees, certain insurance costs, 12b-1 fees (if any), and extraordinary and other non-routine expenses) through the period ending December 31, 2026 do not exceed 0.20% of Shares. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Adviser.
[24]	The Fund’s Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[25]	“Other Expenses” are estimated for the current fiscal year.
[26]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[27]	“Other Expenses” are estimated for the current fiscal year.
[28]	The RBB Fund Trust (the “Trust”) and Twin Oak ETF Company (“Twin Oak” or the “Adviser”), have entered into an expense limitation agreement under which the Adviser has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending December 31, 2026 do not exceed 0.49% of Shares. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Adviser.
[29]	“Other Expenses” are estimated for the current fiscal year. “Other Expenses” include acquired fund fees and expenses (“AFFE”) of 0.01%, which are indirect fees and expenses that the Fund incurs from holding the shares of other mutual funds, including money market funds and exchange traded funds. AFFE is estimated for the current fiscal year.